Victory Cornerstone Aggressive Fund Expense Example - Victory Cornerstone Aggressive Fund - Fund Shares	Feb. 28, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 122
Expense Example, with Redemption, 3 Years	385
Expense Example, with Redemption, 5 Years	668
Expense Example, with Redemption, 10 Years	$ 1,476